FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments
Schedule of financial assets

	December 31,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Debt instruments at amortized cost:
Accounts receivable: current	41,526	43,609	6,510
Accounts receivable: non-current	9,501	8,455	1,262
Financial assets included in other receivables	85,224	87,870	13,116
Financial assets at fair value through other comprehensive income:
Bills receivable	—	11,700	1,746

Total	136,251	151,634	22,634

Total Current	126,750	143,179	21,372
Total Non-current	9,501	8,455	1,262

Schedule of financial liabilities

	December 31,	June 30,	June 30
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Derivatives not designated as hedging instruments：
Derivative financial liabilities (i)	1,710	1,224	183
Financial liabilities at amortized cost:
Trade payables	21,118	17,810	2,658
Financial liabilities in other payables and accruals	5,903	9,174	1,368
Dividends payable	5,048	5,048	753
Lease liabilities	2,189	1,646	246
Due to related companies	5,710	5,986	893
Due to the Shareholder	14,050	14,050	2,097
Interest-bearing loans and borrowings	77,000	75,500	11,270

Total	132,728	130,438	19,468

Total current	57,520	56,905	8,491
Total non-current	75,208	73,533	10,977

Schedule of Group’s financial instrument carrying amount

	December 31,		June 30,
	2021		2022		2022
	CNY		CNY		US$
	(Audited)		(Unaudited)		(Unaudited)
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Financial liabilities
Interest-bearing loans and borrowings	77,000	79,003	75,500	78,471	11,270	11,713

Total	77,000	79,003	75,500	78,471	11,270	11,713

Schedule of fair value instrument

As of December 31, 2021 (Audited)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial liabilities
Derivative financial liabilities	—	1,710	—	1,710

As of June 30, 2022 (Unaudited)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial assets
Bills receivables	—	11,700	—	11,700

Financial liabilities
Derivative financial liabilities	—	1,224	—	1,224

As of June 30, 2022 (Unaudited)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

	US$	US$	US$	US$

Recurring fair value measurement:

Financial assets
Bills receivables	—	1,746	—	1,746

Financial liabilities
Derivative financial liabilities	—	183	—	183